CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Narrative) (Details)			1 Months Ended							7 Months Ended	12 Months Ended
	Feb. 07, 2019 USD ($) shares	Jun. 13, 2018 USD ($) $ / shares	Dec. 01, 2020 USD ($)	Nov. 19, 2020 USD ($)	Feb. 21, 2020 USD ($) shares	Feb. 21, 2020 USD ($)	May 24, 2019 USD ($) $ / shares	Jan. 23, 2019 $ / shares	Jan. 23, 2019 USD ($) shares	Jun. 25, 2020 USD ($)	Jan. 31, 2021 CAD ($) Debentures shares	Jan. 31, 2021 USD ($) Debentures shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable														$ 21,200,000	$ 14,186,667	$ 30,000,000
Issuance of promissory note payable														290,000
Issuance of convertible promissory notes														1,000,000
Convertible promissory note														$ 1,136,065
Shares issued - conversion of promissory note (shares) | shares													977,479	977,479
Repayment of convertible promissory note						$ 130,000
Interest expense on borrowings												$ 42,908
Interest expense on promissory note												1,643,363		$ 2,511,770
Interest paid on promissory note												$ 1,715,750		$ 2,391,562
December 31, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | Debentures											262	262
Gross proceeds from convertible debentures											$ 262,000	$ 195,734
Debt conversion, converted amount											$ 3,209,000				2,508,068
Remaining balance outstanding of convertible debentures
Amount of conversion of common stock shares | shares											4,011,250	4,011,250
Number of warrants exercised in connection with convertible debentures issued | shares											1,988	1,988	359	359
Gross proceeds of warrant exercised											$ 1,988,000	$ 1,485,188	$ 359,000	$ 265,146
Number of warrant debentures converted into common shares | shares											2,087	2,087	250	250
Carrying amount of warrant debentures converted into common shares											$ 2,087,000	$ 1,632,114
Number of warrant available to be exercised | shares													2,315	2,315
January 30, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | shares											497	497
Gross proceeds from convertible debentures											$ 497,000	$ 371,297
Debt conversion, converted amount											$ 6,673,000				5,204,120
Remaining balance outstanding of convertible debentures
Amount of conversion of common stock shares | shares											8,341,250	8,341,250
Number of warrants exercised in connection with convertible debentures issued | shares											4,572	4,572	526	526
Gross proceeds of warrant exercised											$ 4,572,000	$ 3,415,633	$ 526,000	$ 388,486
Number of warrant debentures converted into common shares | shares											4,587	4,587	487	487
Carrying amount of warrant debentures converted into common shares											$ 4,587,000	$ 3,595,099
Number of warrant available to be exercised | shares													4,664	4,664
June 13, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issuance of convertible promissory notes		$ 2,000,000												$ 0
Convertible note conversion price per share | $ / shares		$ 1.00
Accrued interest rate		4.00%
February 7, 2019
Convertible Debentures And Promissory Notes [Line Items]
Number of shares issued for conversion of convertible note | shares	977,479
Amount of shares issued for conversion of convertible note	$ 660,647
Fair value of conversion feature of convertible note												308,364
January 23, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issuance of convertible promissory notes									$ 175,000					0
Number of shares available for conversion | shares									35,000
Common stock conversion price per share | $ / shares								$ 5.00
Fair value of conversion feature of convertible note												$ 0		0
Shares issued - conversion of promissory note (shares) | shares					95,849
Repayment of convertible promissory note					$ 130,000
May 24, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issuance of convertible promissory notes							$ 1,000,000							1,000,000
Common stock conversion price per share | $ / shares							$ 1.56
Accrued interest rate							10.00%
February 4, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable														0	0	0
Issuance of promissory note payable														290,000
January 1, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable														21,200,000	14,186,667	$ 30,000,000	$ 30,000,000
Issuance of promissory note payable														$ 0
Accrued interest rate											10.00%	10.00%
January 1, 2019 issuance | Principal installment due on April 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															3,000,000
January 1, 2019 issuance | Principal installment due on July 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															6,000,000
January 1, 2019 issuance | Principal installment due on October 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															6,000,000
January 1, 2019 issuance | Principal installment due on January 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															6,000,000
January 1, 2019 issuance | Principal installment due on April 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															6,000,000
January 1, 2019 issuance | Principal installment due on July 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															3,000,000
Silver State | Principal installment due on July 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															2,000,000
Silver State | Principal installment due on October 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															800,000
Silver State | Principal installment due on August 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															800,000
Silver State | Principal installment due on September 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															800,000
Silver State | Principal installment due on November 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															800,000
Silver State | Principal installment due on December 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable															$ 800,000
Sonny Newman
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable				$ 15,200,000
Principal payment of promissory note cancelled										$ 800,000
Decrease in monthly principal payments thereafter per month			$ 506,667							$ 600,000
Annual interest rate on promissory note				9.50%						10.00%
Reduced interest rate on promissory note										9.50%
Gain on modification in payment for promissory note